BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 89.8%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group Inc., Senior Secured Notes	3.500%	5/1/26	$300,000	$285,410	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	9,650,000	8,617,836	(a)

Total Diversified Telecommunication Services				8,903,246

Entertainment - 3.9%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	1,200,000	1,207,548	(a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	3,800,000	3,499,572	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	11,650,000	10,769,668	(a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	12,800,000	11,988,736	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	11,651,000	11,365,783	(a)

Total Entertainment				38,831,307

Interactive Media & Services - 3.5%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	16,950,000	14,390,041	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	21,850,000	18,960,882	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	2,000,000	1,940,960	(a)

Total Interactive Media & Services				35,291,883

Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,890,000	8,987,983	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,000,000	916,100
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,521,000	8,922,367
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	5,650,000	5,171,473

Total Media				23,997,923

TOTAL COMMUNICATION SERVICES				107,024,359

CONSUMER DISCRETIONARY - 15.8%
Entertainment - 1.2%
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	9,293,000	8,585,710	(a)
WMG Acquisition Corp., Senior Secured Notes	3.750%	12/1/29	3,361,000	3,166,314	(a)

Total Entertainment				11,752,024

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 8.4%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	$6,664,000	$6,020,191	(a)
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	7,300,000	7,113,521	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	17,880,000	18,080,524	(a)
IRB Holding Corp., Senior Notes	6.750%	2/15/26	6,000,000	6,111,570	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	7,214,000	7,209,275	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	19,000,000	18,053,990	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	6,100,000	5,590,803	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	17,300,000	16,217,971	(a)

Total Hotels, Restaurants & Leisure				84,397,845

Household Durables - 0.0%††
Century Communities Inc., Senior Notes	3.875%	8/15/29	500,000	449,323	(a)

Internet & Direct Marketing Retail - 2.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	13,430,000	11,733,925
QVC Inc., Senior Secured Notes	5.450%	8/15/34	11,550,000	9,696,340
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	421,483

Total Internet & Direct Marketing Retail				21,851,748

Specialty Retail - 3.4%
Arko Corp., Senior Notes	5.125%	11/15/29	8,701,000	7,933,963	(a)
At Home Group Inc., Senior Notes	7.125%	7/15/29	6,500,000	5,635,110	(a)
Carvana Co., Senior Notes	5.500%	4/15/27	17,100,000	15,285,776	(a)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes	7.750%	2/15/26	5,091,000	4,899,069	(a)

Total Specialty Retail				33,753,918

Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc., Senior Notes	4.250%	3/15/29	3,000,000	2,658,480	(a)
Crocs Inc., Senior Notes	4.125%	8/15/31	1,231,000	1,042,429	(a)
William Carter Co., Senior Notes	5.625%	3/15/27	2,070,000	2,103,162	(a)
Total Textiles, Apparel & Luxury Goods				5,804,071

TOTAL CONSUMER DISCRETIONARY				158,008,929

CONSUMER STAPLES - 3.1%
Food Products - 0.8%
C&S Group Enterprises LLC, Senior Notes	5.000%	12/15/28	9,275,000	8,021,159	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 2.3%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	$13,576,000	$13,184,468	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	11,000,000	10,041,735	(a)

Total Tobacco				23,226,203

TOTAL CONSUMER STAPLES				31,247,362

ENERGY - 15.0%
Energy Equipment & Services - 0.4%
ChampionX Corp., Senior Notes	6.375%	5/1/26	4,198,000	4,299,256

Oil, Gas & Consumable Fuels - 13.3%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	13,500,000	14,032,102	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	820,000	763,970
Civitas Resources Inc., Senior Notes	7.500%	4/30/26	12,816,354	12,822,634
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	2,000,000	1,985,040	(a)
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	8,588,000	8,759,760	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	4,488,000	4,351,089	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	11,813,000	11,310,947	(b)
Energen Corp., Senior Notes	7.125%	2/15/28	4,375,000	4,783,557
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	150,000	78,750
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	165,000	86,625	(c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	3,240,000	3,345,300	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	25,000,000	25,497,125	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	27,900,000	28,104,228	(a)
Rattler Midstream LP, Senior Notes	5.625%	7/15/25	1,097,000	1,114,892	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	12,000,000	12,194,460	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	3,432,000	3,500,400	(a)
Total Oil, Gas & Consumable Fuels				132,730,879

Water Utilities - 1.3%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	13,000,000	13,439,660	(a)

TOTAL ENERGY				150,469,795

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
FINANCIALS - 17.6%
Banks - 0.1%
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 1 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	$1,502,000	$1,467,131	(d)

Capital Markets - 2.1%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	13,100,000	11,589,570	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	4,200,000	3,588,669	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	6,012,000	5,891,159	(a)

Total Capital Markets				21,069,398

Consumer Finance - 4.8%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,104,000	1,127,570
FirstCash Inc., Senior Notes	5.625%	1/1/30	18,950,000	18,229,711	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	16,200,000	15,058,143	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	15,105,000	13,313,547	(a)

Total Consumer Finance				47,728,971

Diversified Financial Services - 1.1%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	11,800,000	10,141,097	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	768,000	728,682	(a)

Total Diversified Financial Services				10,869,779

Insurance - 2.4%
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	10,375,000	9,695,956	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	15,050,000	14,391,864	(a)

Total Insurance				24,087,820

Thrifts & Mortgage Finance - 7.1%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	10,450,000	10,422,255	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	6,000,000	5,990,940	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	16,100,000	15,400,616	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	5,950,000	5,884,490
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,135,000	2,025,496	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	9,250,000	8,602,500	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	24,900,000	22,238,190	(a)

Total Thrifts & Mortgage Finance				70,564,487

TOTAL FINANCIALS				175,787,586

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 1.6%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	$5,075,000	$4,792,703	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	11,000,000	11,048,730	(a)(e)

Total Health Care Equipment & Supplies				15,841,433

Health Care Providers & Services - 1.5%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	9,000,000	7,480,260	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	8,019,000	7,532,528	(a)

Total Health Care Providers & Services				15,012,788

Life Sciences Tools & Services - 1.1%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	12,200,000	11,292,625	(a)

Pharmaceuticals - 1.6%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	5,900,000	6,058,297	(a)
P&L Development LLC/PLD Finance Corp., Senior Secured Notes	7.750%	11/15/25	10,500,000	9,692,130	(a)

Total Pharmaceuticals				15,750,427

TOTAL HEALTH CARE				57,897,273

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
TransDigm Inc., Senior Notes	6.375%	6/15/26	10,784,000	10,895,075
TransDigm Inc., Senior Notes	7.500%	3/15/27	5,000,000	5,158,825
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	1,250,000	1,274,506

Total Aerospace & Defense				17,328,406

Air Freight & Logistics - 0.5%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	4,600,000	4,498,685	(a)

Commercial Services & Supplies - 1.4%
Cimpress PLC, Senior Notes	7.000%	6/15/26	15,000,000	14,389,500	(a)

Construction & Engineering - 1.5%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	14,988,000	14,445,959	(a)

Machinery - 1.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	13,000,000	12,235,600	(a)

Professional Services - 1.1%
Korn Ferry, Senior Notes	4.625%	12/15/27	2,378,000	2,324,412	(a)
TriNet Group Inc., Senior Notes	3.500%	3/1/29	9,050,000	8,332,833	(a)

Total Professional Services				10,657,245

TOTAL INDUSTRIALS				73,555,395

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 1.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	$5,220,000	$5,317,588	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	5,100,000	5,032,756	(a)

Total Communications Equipment				10,350,344

IT Services - 2.5%
Alliance Data Systems Corp., Senior Notes	7.000%	1/15/26	4,500,000	4,579,155	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	6,974,000	7,293,863	(a)
Twilio Inc., Senior Notes	3.875%	3/15/31	14,450,000	13,454,791

Total IT Services				25,327,809

Software - 2.6%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	773,000	710,302
Elastic NV, Senior Notes	4.125%	7/15/29	8,000,000	7,449,840	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	6,500,000	6,078,995	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	12,600,000	11,532,780	(a)

Total Software				25,771,917

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp., Senior Notes	5.000%	10/1/28	6,600,000	6,330,984	(a)

TOTAL INFORMATION TECHNOLOGY				67,781,054

MATERIALS - 6.5%
Chemicals - 1.1%
Ashland LLC, Senior Notes	3.375%	9/1/31	1,900,000	1,680,721	(a)
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	8,466,000	8,595,064	(a)
Valvoline Inc., Senior Notes	3.625%	6/15/31	1,025,000	887,332	(a)

Total Chemicals				11,163,117

Containers & Packaging - 0.9%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	9,110,000	8,285,090	(a)

Metals & Mining - 2.2%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	8,296,000	8,292,101	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	5,500,000	5,589,320	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	6,082,000	5,763,060	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	2,345,000	2,417,988	(a)

Total Metals & Mining				22,062,469

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 2.3%
Schweitzer-Mauduit International Inc.,
Senior Notes	6.875%	10/1/26	$24,600,000	$23,276,520	(a)

TOTAL MATERIALS				64,787,196

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
SBA Communications Corp., Senior Notes	3.125%	2/1/29	3,224,000	2,936,903
XHR LP, Senior Secured Notes	6.375%	8/15/25	5,100,000	5,262,639	(a)

Total Equity Real Estate Investment Trusts (REITs)				8,199,542

Real Estate Management & Development - 0.3%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	3,275,000	3,077,026	(a)

TOTAL REAL ESTATE				11,276,568

TOTAL CORPORATE BONDS & NOTES (Cost - $940,333,769)				897,835,517

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
Twitter Inc., Senior Notes	0.000%	3/15/26	6,000,000	5,067,000

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	1,000,000	957,000	(a)

Specialty Retail - 0.2%
Vroom Inc., Senior Notes	0.750%	7/1/26	4,000,000	1,869,362	(a)

TOTAL CONSUMER DISCRETIONARY				2,826,362

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,949,000	(a)

Electronic Equipment, Instruments & Components - 0.2%
Itron Inc., Senior Notes	0.000%	3/15/26	3,000,000	2,551,500

TOTAL INFORMATION TECHNOLOGY				5,500,500

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $15,571,818)				13,393,862

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $106,733)			64,422	0	*(f)(g)(h)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — HIGH YIELD FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	March 31, 2022

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $693,103)		3/16/25	116,908	$0	*(f)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $956,705,423)				911,229,379

RATE			SHARES
SHORT-TERM INVESTMENTS - 8.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $81,337,998)	0.212%		81,337,998	81,337,998	(i)

TOTAL INVESTMENTS - 99.2% (Cost - $1,038,043,421)				992,567,377
Other Assets in Excess of Liabilities - 0.8%				7,659,618

TOTAL NET ASSETS - 100.0%				$1,000,226,995

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $81,337,998 and the cost was $81,337,998 (Note 2).

Abbreviation(s) used in this schedule:

PIK	— Payment-In-Kind

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

9

Notes to Schedule of Investments (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$897,835,517	—		$897,835,517
Convertible Bonds & Notes	—	13,393,862	—		13,393,862
Common Stocks	—	—	$0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	911,229,379	0	*	911,229,379

Short-Term Investments†	$81,337,998	—	—		81,337,998

Total Investments	$81,337,998	$911,229,379	$0	*	$992,567,377

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$68,343,413	$155,652,667	155,652,667	$142,658,082	142,658,082	—	$5,855	—	$81,337,998

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